Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits
Schedule of maturities of total time deposits

(in thousands)	2015	2014
Due within:
One year	$201,418	$204,566
Two years	56,026	58,177
Three years	29,030	33,551
Four years	6,022	16,760
Five years	5,586	5,282
Thereafter	0	1,347
Total	$298,082	$319,683

Schedule of maturities of certificates and other time deposits in denominations of $100,000 or more

(in thousands)	2015	2014
Due within:
Three months or less	$39,122	$33,488
Over three months through six months	30,704	29,381
Over six months through twelve months	30,432	35,308
Over twelve months	31,986	36,768

Total	$132,244	$134,945